Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PLAN INVESTMENT FUND INC
Entity Central Index Key	0000774412
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000003007
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Trading Symbol	PIFXX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Government Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pif.com/fund/government-portfolio. You can also request this information by contacting us at (800) 621-9215.
Additional Information Phone Number	(800) 621-9215
Additional Information Website	www.pif.com/fund/government-portfolio
Expenses [Text Block]

What were the Portfolio’s costs for the last year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIFXX	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Updated Performance Information Location [Text Block]

Where can I find additional information about the Portfolio?

If you wish to view additional information about the Portfolio, including the Portfolio's financial statements, month-end holdings, prospectus and statement of additional information, please visit www.pif.com/fund/government-portfolio.

AssetsNet	$ 1,918,111,850
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 913,008
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

December 31, 2024
Total Net Assets	$1,918,111,850
# of Portfolio Holdings	90
Investment Advisory Fees Paid	$913,008

Holdings [Text Block]

Portfolio Composition

% of Total Investments
Value	Value
U.S. Treasury Obligations	56.1%
Repurchase Agreements	25.6%
U.S. Government Sponsored Agency Obligations	18.3%

Updated Prospectus Web Address	www.pif.com/fund/government-portfolio
C000003006
Shareholder Report [Line Items]
Fund Name	Money Market Portfolio
Trading Symbol	PIMXX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the Money Market Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pif.com/fund/money-market-portfolio. You can also request this information by contacting us at (800) 621-9215.
Additional Information Phone Number	(800) 621-9215
Additional Information Website	www.pif.com/fund/money-market-portfolio
Expenses [Text Block]

What were the Portfolio’s costs for the last year?

(based on a hypothetical $10,000 investment)
Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMXX	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Updated Performance Information Location [Text Block]

Where can I find additional information about the Portfolio?

If you wish to view additional information about the Portfolio, including the Portfolio's financial statements, month-end holdings, prospectus and statement of additional information, please visit www.pif.com/fund/money-market-portfolio.

AssetsNet	$ 173,604,380
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 50,233
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

December 31, 2024
Total Net Assets	$173,604,380
# of Portfolio Holdings	144
Investment Advisory Fees Paid	$50,233

Holdings [Text Block]

Portfolio Composition

% of Total Investments

Value	Value
Commercial Paper	36.5%
Repurchase Agreements	31.3%
Bank Obligations - Certificate of Deposit	17.6%
Non-U.S. Sub-Sovereign	4.8%
Time Deposits	4.8%
Tender Option Bonds	2.6%
U.S. Treasury Obligations	1.8%
Variable Rate Demand Notes	0.6%

Updated Prospectus Web Address	www.pif.com/fund/money-market-portfolio